Equity - Unrealized Gain (Loss) on Available-for-sale Financial Assets (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Beginning balance	$ 366,928		$ 369,339	$ 365,712
Unrealized gain (loss) on available-for-sale financial assets	605		(721)	(671)
Income tax relating to unrealized gain and loss on available-for-sale financial assets	(3)		(2)	2
Ending balance	369,410	$ 12,463	366,928	369,339
Unrealized gain (loss) on available-for-sale financial assets [Member]
Beginning balance	(51)		91	740
Unrealized gain (loss) on available-for-sale financial assets	607		(721)	(670)
Income tax relating to unrealized gain and loss on available-for-sale financial assets	2		2	(2)
Amount reclassified from equity to profit or loss on disposal of available-for-sale financial assets	0		0	0
Amount reclassified from equity to profit or loss on impairment of available-for-sale financial assets	0		577	23
Ending balance	$ 558	$ 19	$ (51)	$ 91